Goodwill and Intangible Assets (Details) - Schedule of Amortization Expense Related to Intangible Assets - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Amortization Expense Related to Intangible Assets [Abstract]
Total amortization expense	$ 738	$ 17	$ 2,228	$ 51	$ 100	$ 100	$ 0
Assembled workforce [Member]
Schedule of Amortization Expense Related to Intangible Assets [Abstract]
Total amortization expense	0	17	4	51
Trademarks [Member]
Schedule of Amortization Expense Related to Intangible Assets [Abstract]
Total amortization expense	142	0	428	0
Customer relationship [Member]
Schedule of Amortization Expense Related to Intangible Assets [Abstract]
Total amortization expense	279	0	843	0
Developed technology [Member]
Schedule of Amortization Expense Related to Intangible Assets [Abstract]
Total amortization expense	$ 317	$ 0	$ 953	$ 0